UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number: ____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Financial Corporation
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio          February 10, 2012
------------------------        ---------------          -----------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.    Name
01        28-10753    The Cincinnati Insurance Company
02        28-10754    The Cincinnati Life Insurance Company
03        28-10755    The Cincinnati Casualty Company
04        28-10756    The Cincinnati Indemnity Company
05        28-12741    The Cincinnati Specialty Underwriters Insurance Company
06        28-14579    CSU Producer Resources, Inc.


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0
                                            -------

Form 13F Information Table Entry Total:     62
                                            -------

Form 13F Information Table Value Total      810,340
                                            -------
                                            (thousands)

List of Other Included Managers:  None


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

                                        Column 2            Column 3       Column 4         Column 5
               Issuer                Title of Class           Cusip        FMV (000)     Shares/Principal  SH/PRN
3M CO                                 COMMON               88579Y101         15,447          189,000         SH
ABBOTT LABORATORIES                   COMMON               002824100         12,247          217,800         SH
AGL RESOURCES INC                     COMMON               001204106         26,877          635,997         SH
AMERIGAS PARTNERS-LP                  COMMON               030975106            363            7,900         SH
AT&T INC                              COMMON               00206R102         16,390          542,000         SH
AUTOMATIC DATA PROCESSING             COMMON               053015103          5,401          100,000         SH
BAXTER INTERNATIONAL INC              COMMON               071813109         11,628          235,000         SH
BLACKROCK INC                         COMMON               09247X101          6,238           35,000         SH
BOARDWALK PIPELINE PARTNERS           COMMON               096627104            726           26,238         SH
BUCKEYE PARTNERS LP                   COMMON               118230101          1,941           30,335         SH
CHEVRON CORP                          COMMON               166764100         25,536          240,000         SH
CISCO SYSTEMS INC                     COMMON               17275R102         22,781        1,260,000         SH
CONOCOPHILLIPS                        COMMON               20825C104          7,287          100,000         SH
COPANO ENERGY LLC-UNITS               COMMON               217202100            804           23,497         SH
DOVER CORP                            COMMON               260003108         42,423          730,800         SH
DUKE ENERGY CORP                      COMMON               26441C105         27,632        1,256,000         SH
EL PASO PIPELINE PARTNERS LP          COMMON               283702108          1,450           41,896         SH
EMERSON ELECTRIC CO                   COMMON               291011104         12,665          271,845         SH
ENBRIDGE ENERGY PARTNERS LP           COMMON               29250R106          1,967           59,253         SH
ENDOCYTE INC                          COMMON               29269A102          2,444          650,000         SH
ENERGY TRANSFER EQUITY LP             COMMON               29273V100          2,373           58,478         SH
ENERGY TRANSFER PARTNERS LP           COMMON               29273R109          2,609           56,895         SH
ENTERPRISE PRODUCTS PARTNERS          COMMON               293792107          8,714          187,893         SH
GENERAL MILLS INC                     COMMON               370334104         16,730          414,000         SH
GENUINE PARTS CO                      COMMON               372460105         50,368          823,000         SH
HASBRO INC                            COMMON               418056107          6,557          205,600         SH
HONEYWELL INTERNATIONAL INC           COMMON               438516106         51,497          947,500         SH
INERGY LP                             COMMON               456615103            956           39,135         SH
INTEL CORP                            COMMON               458140100         16,507          680,700         SH
INTL BUSINESS MACHINES CORP           COMMON               459200101         31,260          170,000         SH
JOHNSON & JOHNSON                     COMMON               478160104         19,674          300,000         SH
KINDER MORGAN ENERGY PRTNRS           COMMON               494550106          6,223           73,249         SH
LINEAR TECHNOLOGY CORP                COMMON               535678106         23,850          794,200         SH
LINN ENERGY LLC-UNITS                 COMMON               536020100          2,417           63,761         SH
MAGELLAN MIDSTREAM PARTNERS           COMMON               559080106          2,847           41,336         SH
MARKWEST ENERGY PARTNERS LP           COMMON               570759100          1,494           27,139         SH
MCDONALD'S CORP                       COMMON               580135101         44,912          447,638         SH
MEDTRONIC INC                         CONVERTIBLE DEB      585055AM8          2,368        2,350,000        PRN
MEDTRONIC INC                         CONVERTIBLE DEB      585055AK2          1,914        1,900,000        PRN
MERIDIAN BIOSCIENCE INC               COMMON               589584101         14,695          780,000         SH
MICROCHIP TECHNOLOGY INC              COMMON               595017104         22,344          610,000         SH
MICROSOFT CORP                        COMMON               594918104         24,013          925,000         SH
NORFOLK SOUTHERN CORP                 COMMON               655844108          5,152           70,709         SH
NUSTAR ENERGY LP                      COMMON               67058H102          1,079           19,044         SH
ONEOK PARTNERS LP                     COMMON               68268N103          2,474           42,839         SH
PAYCHEX INC                           COMMON               704326107         24,088          800,000         SH
PEPSICO INC                           COMMON               713448108         50,393          759,500         SH
PFIZER INC                            COMMON               717081103          8,526          394,000         SH
PLAINS ALL AMER PIPELINE LP           COMMON               726503105          3,273           44,561         SH
PRAXAIR INC                           COMMON               74005P104         12,080          113,000         SH
PROCTER & GAMBLE CO/THE               COMMON               742718109          3,329           49,900         SH
REGENCY ENERGY PARTNERS LP            COMMON               75885Y107          1,069           43,001         SH
RPM INTERNATIONAL INC                 COMMON               749685103         20,247          824,725         SH
SPECTRA ENERGY CORP                   COMMON               847560109          6,024          195,900         SH
SUBURBAN PROPANE PARTNERS LP          COMMON               864482104            663           13,928         SH
SUNOCO LOGISTICS PARTNERS LP          COMMON               86764L108          1,065           27,042         SH
TARGA RESOURCES PARTNERS LP           COMMON               87611X105            977           26,201         SH
TC PIPELINES LP                       COMMON               87233Q108            337            7,100         SH
U S BANCORP                           COMMON               902973304          2,705          100,000         SH
VERIZON COMMUNICATIONS INC            COMMON               92343V104         27,390          682,700         SH
WAL-MART STORES INC                   COMMON               931142103         41,322          691,464         SH
WILLIAMS PARTNERS LP                  COMMON               96950F104          1,582           26,367         SH
                                                                            810,340

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


                                           Column 6         Column 7        Column 8
               Issuer                   Investment Dis      Oth Mgrs          Sole           Shared         None
3M CO                                        SOLE                           189,000             -             -
ABBOTT LABORATORIES                          SOLE                           217,800             -             -
AGL RESOURCES INC                            SOLE                           635,997             -             -
AMERIGAS PARTNERS-LP                         SOLE                             7,900             -             -
AT&T INC                                     SOLE                           542,000             -             -
AUTOMATIC DATA PROCESSING                    SOLE                           100,000             -             -
BAXTER INTERNATIONAL INC                     SOLE                           235,000             -             -
BLACKROCK INC                                SOLE                            35,000             -             -
BOARDWALK PIPELINE PARTNERS                  SOLE                            26,238             -             -
BUCKEYE PARTNERS LP                          SOLE                            30,335             -             -
CHEVRON CORP                                 SOLE                           240,000             -             -
CISCO SYSTEMS INC                            SOLE                         1,260,000             -             -
CONOCOPHILLIPS                               SOLE                           100,000             -             -
COPANO ENERGY LLC-UNITS                      SOLE                            23,497             -             -
DOVER CORP                                   SOLE                           730,800             -             -
DUKE ENERGY CORP                             SOLE                         1,256,000             -             -
EL PASO PIPELINE PARTNERS LP                 SOLE                            41,896             -             -
EMERSON ELECTRIC CO                          SOLE                           271,845             -             -
ENBRIDGE ENERGY PARTNERS LP                  SOLE                            59,253             -             -
ENDOCYTE INC                                 SOLE                           650,000             -             -
ENERGY TRANSFER EQUITY LP                    SOLE                            58,478             -             -
ENERGY TRANSFER PARTNERS LP                  SOLE                            56,895             -             -
ENTERPRISE PRODUCTS PARTNERS                 SOLE                           187,893             -             -
GENERAL MILLS INC                            SOLE                           414,000             -             -
GENUINE PARTS CO                             SOLE                           823,000             -             -
HASBRO INC                                   SOLE                           205,600             -             -
HONEYWELL INTERNATIONAL INC                  SOLE                           947,500             -             -
INERGY LP                                    SOLE                            39,135             -             -
INTEL CORP                                   SOLE                           680,700             -             -
INTL BUSINESS MACHINES CORP                  SOLE                           170,000             -             -
JOHNSON & JOHNSON                            SOLE                           300,000             -             -
KINDER MORGAN ENERGY PRTNRS                  SOLE                            73,249             -             -
LINEAR TECHNOLOGY CORP                       SOLE                           794,200             -             -
LINN ENERGY LLC-UNITS                        SOLE                            63,761             -             -
MAGELLAN MIDSTREAM PARTNERS                  SOLE                            41,336             -             -
MARKWEST ENERGY PARTNERS LP                  SOLE                            27,139             -             -
MCDONALD'S CORP                              SOLE                           447,638             -             -
MEDTRONIC INC                                SOLE                                 -             -             -
MEDTRONIC INC                                SOLE                                 -             -             -
MERIDIAN BIOSCIENCE INC                      SOLE                           780,000             -             -
MICROCHIP TECHNOLOGY INC                     SOLE                           610,000             -             -
MICROSOFT CORP                               SOLE                           925,000             -             -
NORFOLK SOUTHERN CORP                        SOLE                            70,709             -             -
NUSTAR ENERGY LP                             SOLE                            19,044             -             -
ONEOK PARTNERS LP                            SOLE                            42,839             -             -
PAYCHEX INC                                  SOLE                           800,000             -             -
PEPSICO INC                                  SOLE                           759,500             -             -
PFIZER INC                                   SOLE                           394,000             -             -
PLAINS ALL AMER PIPELINE LP                  SOLE                            44,561             -             -
PRAXAIR INC                                  SOLE                           113,000             -             -
PROCTER & GAMBLE CO/THE                      SOLE                            49,900             -             -
REGENCY ENERGY PARTNERS LP                   SOLE                            43,001             -             -
RPM INTERNATIONAL INC                        SOLE                           824,725             -             -
SPECTRA ENERGY CORP                          SOLE                           195,900             -             -
SUBURBAN PROPANE PARTNERS LP                 SOLE                            13,928             -             -
SUNOCO LOGISTICS PARTNERS LP                 SOLE                            27,042             -             -
TARGA RESOURCES PARTNERS LP                  SOLE                            26,201             -             -
TC PIPELINES LP                              SOLE                             7,100             -             -
U S BANCORP                                  SOLE                           100,000             -             -
VERIZON COMMUNICATIONS INC                   SOLE                           682,700             -             -
WAL-MART STORES INC                          SOLE                           691,464             -             -
WILLIAMS PARTNERS LP                         SOLE                            26,367             -             -

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